BLACKROCK PACIFIC FUND, INC.

Supplement dated August 10, 2011 to the Prospectus dated April 29, 2011

The following changes are made to the Prospectus of BlackRock Pacific Fund, Inc. (“Pacific Fund” or the “Fund”).

The section in the Prospectus captioned “Fund Overview — Key Facts About BlackRock Pacific Fund, Inc. — Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Managers

	Portfolio Manager
Name	of the Fund Since	Title

Andrew Swan	2011	Managing Director of BlackRock (Hong Kong) Limited

Robert Weatherston, CFA	2008	Director of BlackRock (Hong Kong) Limited

All investment advice given by a portfolio manager of BlackRock (Hong Kong) Limited is provided through and under the supervision of BlackRock.

The section in the Prospectus captioned “Details About the Fund — How the Fund Invests — About the Portfolio Management Team of Pacific Fund” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF PACIFIC FUND

Pacific Fund is managed by a team of financial professionals. Andrew Swan and Robert Weatherston, CFA, are jointly and primarily responsible for the day-to-day management of the Fund. See “Management of the Fund — Portfolio Manager Information” for additional information about the portfolio management team.

The section in the Prospectus captioned “Management of the Fund — Portfolio Manager Information” is deleted in its entirety and replaced with the following:

Information regarding the portfolio managers of Pacific Fund is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares and possible conflicts of interest, is available in the SAI

The Fund is managed by a team of investment professionals. Information about Andrew Swan and Robert Weatherston, CFA, the portfolio managers, is provided below.

Portfolio Managers	Primary Role	Since	Title and Recent Biography

Andrew Swan	Jointly responsible for the	2011	Managing Director of BlackRock (Hong
	day-to-day management of the		Kong) Limited since 2011; Portfolio Manager
	Fund’s portfolio, including		with JF Asset Management from 2004 to 2011
setting the overall investment
strategy and overseeing the
management of the Fund

Robert Weatherston, CFA	Jointly responsible for the	2008	Director of BlackRock (Hong Kong) Limited
	day-to-day management of the		since 2006; Director of Merrill Lynch
	Fund’s portfolio, including		Investment Managers, L.P. (“MLIM”) from
	setting the overall investment		2005 to 2006; Vice President of MLIM from
	strategy and overseeing the		1999 to 2005
management of the Fund

All investment advice given by a portfolio manager of BlackRock (Hong Kong) Limited is provided through and under the supervision of BlackRock.

Shareholders should retain this Supplement for future reference.

ALLPR-PF-0811SUP